Property and equipment (Details) - CAD ($) $ in Thousands	12 Months Ended
	Oct. 31, 2025	Oct. 31, 2024
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	$ 27,471
Ending balance	29,436	$ 27,471
Office equipment and computers
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	2,659
Ending balance	2,445	2,659
Production Equipment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	1,646
Ending balance	919	1,646
Reduction of depreciation expense	(498)
Leasehold improvements
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	20,143
Ending balance	22,306	20,143
Reduction of depreciation expense	819
Vehicles
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	25
Ending balance	21	25
Buildings
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	2,998
Ending balance	3,745	2,998
Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	63,762	55,544
Additions	10,085	8,217
Additions from business combinations	381	56
Foreign currency translation	49	(55)
Ending balance	74,277	63,762
Assets under construction	1,265	1,199
Cost | Office equipment and computers
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	6,677	5,739
Additions	649	970
Additions from business combinations	176	6
Foreign currency translation	25	(38)
Ending balance	7,527	6,677
Cost | Production Equipment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	3,859	3,859
Additions	11	0
Additions from business combinations	40	0
Foreign currency translation	23	0
Ending balance	3,933	3,859
Cost | Leasehold improvements
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	49,476	42,333
Additions	8,550	7,110
Additions from business combinations	20	50
Foreign currency translation	13	(17)
Ending balance	58,059	49,476
Cost | Vehicles
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	40	38
Additions	0	2
Additions from business combinations	0	0
Foreign currency translation	0	0
Ending balance	40	40
Cost | Buildings
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	3,710	3,575
Additions	875	135
Additions from business combinations	145	0
Foreign currency translation	(12)	0
Ending balance	4,718	3,710
Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(36,291)	(28,402)
Additions from business combinations	0
Depreciation	(8,471)	(7,825)
Foreign currency translation	(79)	(64)
Ending balance	(44,841)	(36,291)
Accumulated depreciation | Office equipment and computers
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(4,018)	(3,167)
Additions from business combinations	0
Depreciation	(1,024)	(844)
Foreign currency translation	(40)	(7)
Ending balance	(5,082)	(4,018)
Accumulated depreciation | Production Equipment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(2,213)	(1,629)
Additions from business combinations	0
Depreciation	(776)	(584)
Foreign currency translation	(25)	0
Ending balance	(3,014)	(2,213)
Accumulated depreciation | Leasehold improvements
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(29,333)	(23,101)
Additions from business combinations	0
Depreciation	(6,411)	(6,175)
Foreign currency translation	(9)	(57)
Ending balance	(35,753)	(29,333)
Accumulated depreciation | Vehicles
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(15)	(15)
Additions from business combinations	0
Depreciation	(4)	0
Foreign currency translation	0	0
Ending balance	(19)	(15)
Accumulated depreciation | Buildings
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(712)	(490)
Additions from business combinations	0
Depreciation	(256)	(222)
Foreign currency translation	(5)	0
Ending balance	$ (973)	$ (712)